Subsequent Events	11 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through March 29, 2023, which represents the date the consolidated financial statements were available to be issued, and no events have occurred through that date that would impact the consolidated financial statements.

Amendment to Forward Purchase Agreement

On February 5, 2024, the Company and the Seller entered into an amendment to the Forward Purchase Agreement (the “Amendment”). The Amendment amends the section of the Forward Purchase Agreement regarding a Prepayment Shortfall by providing that the Company has the option, at its sole discretion, at any time up to 45 days prior to the Valuation Date, to request up to $5 million in Prepayment Shortfall via twenty separate written requests to Seller in the amount of $250,000 each (each, an “Additional Shortfall Request”), provided that at the time of any Additional Shortfall Request (i) Seller has recovered 110% of the prior Additional Shortfall Request, if any, via Shortfall Sales and (ii) the VWAP Price over the five trading days prior to such Additional Shortfall Request multiplied by the then current Number of Shares less Shortfall Sale Shares held by Seller is at least 2.625 times greater than such Additional Shortfall Request. In addition, the Amendment amends the section of the Forward Purchase Agreement regarding Prepayment Shortfall Consideration by eliminating the 180-day period following a Trade Date before Seller may commence selling Recycled Shares and by permitting such sales without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 110% (instead of 100% as originally provided in the Forward Purchase Agreement) of the Prepayment Shortfall. Finally, the Amendment amends the section of the Forward Purchase Agreement regarding Share Consideration by amending the holding period to equal the earlier of (i) Seller recovering 110% of the first Additional Shortfall Request and (ii) the three-month anniversary of the Business Combination (as defined in the Forward Purchase Agreement) (instead of just a three-month holding period).

Employment Agreement Amendment

On March 4, 2024, Global Hydrogen Energy LLC (“Global Hydrogen”), the wholly-owned operating subsidiary of the Company entered into an employment agreement amendment (the “Employment Agreement Amendment”) with William Bennet Nance, Jr., the Chief Executive Officer and Founder of Global Hydrogen and a director of the Company. Pursuant to the Employment Agreement Amendment, Mr. Nance’s compensation was restructured to entitle him to contingent payments (“Gross Profit Payments”) equal to 15% of the Gross Profit of the Company, determined in accordance with U.S. generally accepted accounting principles, up to a maximum amount of $250,000 on an annualized basis, less applicable taxes and withholdings, in lieu of the base salary he had previously been entitled to. The Employment Agreement Amendment also made conforming changes to Mr. Nance’s employment agreement, such that (i) the change in his compensation structure effected by the Employment Agreement Amendment shall not constitute “good reason” for Mr. Nance to terminate his employment with Global Hydrogen, other subsidiaries of the Company or the Company itself, and (ii) if Mr. Nance’s employment is terminated by him for good reason, or by the Company without cause (and not due to death or disability), Mr. Nance shall be entitled to consideration updated to include any earned but unpaid Gross Profit Payments through the date of termination. The Employment Agreement Amendment also shortened the restricted period during which certain non-competition and non-solicitation provisions of Mr. Nance’s original employment agreement shall remain in effect.

Forfeiture Agreements

On March 4, 2024, the Company entered into forfeiture agreements (the “Forfeiture Agreements”) with certain holders of the Company’s Class B common stock, par value $0.0001 per share, including Mr. Nance, with each share of Class B common stock convertible into one share of the Company’s Class A common stock at the option of the holder. Pursuant to the Forfeiture Agreements, such holders forfeited an aggregate of 1,600,000 shares (the “Forfeited Shares”) in exchange for consideration previously received. After the forfeitures of the Forfeited Shares pursuant to the Forfeiture Agreements, such holders continue to hold an aggregate of 2,700,000 shares of the Company’s Class B common stock.